Property and Equipment (Details - Property and equipment) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 228,040	$ 196,614
Less accumulated depreciation	(161,335)	(136,129)
Property and equipment, net	66,705	60,485
Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	14,620	14,620
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	42,676	42,033
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	168,749	137,966
Software, Internally Developed [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 1,995	$ 1,995